State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

November 25, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:            Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment Nos. 113 and 115

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and the Statement of Additional Information dated November 23, 2020 for the Investor Class shares and Institutional Class shares of the Wasatch Greater China Fund, do not differ from those contained in Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on November 23, 2020 (Accession #0001193125-20-301087).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	R. Biles